Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) £ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (1,051,400)	£ (867,261)
ECL
Disclosure of financial assets [line items]
Financial assets	5,835	3,948
Financial assets at amortised cost [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (134,267)	£ (141,636)
Coverage ratio	0.036	0.025
Financial assets at amortised cost [member] | Loans and advances [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 139,333	£ 145,332
Financial assets at amortised cost [member] | Loans and advances [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	5,066	3,696
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (111,119)	£ (127,853)
Coverage ratio	0.006	0.004
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 111,804	£ 128,345
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	685	492
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (20,498)	£ (11,581)
Coverage ratio	0.085	0.084
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 22,410	£ 12,639
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	1,912	1,058
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (2,650)	£ (2,202)
Coverage ratio	0.482	0.494
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 5,119	£ 4,348
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	2,469	2,146
Financial assets at amortised cost [member] | Home loans [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (11,193)	£ (10,986)
Coverage ratio	0.037	0.031
Financial assets at amortised cost [member] | Home loans [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 11,627	£ 11,334
Financial assets at amortised cost [member] | Home loans [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	434	348
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (9,621)	£ (9,588)
Coverage ratio	0.001	0.002
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,627	£ 9,604
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	6	16
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (849)	£ (634)
Coverage ratio	0.058	0.059
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 901	£ 674
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	52	40
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (723)	£ (764)
Coverage ratio	0.342	0.277
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,099	£ 1,056
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	376	292
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (23,368)	£ (33,503)
Coverage ratio	0.113	0.072
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 26,347	£ 36,120
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	2,979	2,617
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (18,524)	£ (29,179)
Coverage ratio	0.021	0.012
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 18,923	£ 29,541
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	399	362
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (4,244)	£ (3,666)
Coverage ratio	0.238	0.176
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 5,571	£ 4,450
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	1,327	784
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (600)	£ (658)
Coverage ratio	0.676	0.691
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,853	£ 2,129
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	1,253	1,471
Financial assets at amortised cost [member] | Wholesale loans [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (99,706)	£ (97,147)
Coverage ratio	0.016	0.007
Financial assets at amortised cost [member] | Wholesale loans [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 101,359	£ 97,878
Financial assets at amortised cost [member] | Wholesale loans [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	1,653	731
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (82,974)	£ (89,086)
Coverage ratio	0.003	0.001
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 83,254	£ 89,200
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	280	114
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (15,405)	£ (7,281)
Coverage ratio	0.033	0.031
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 15,938	£ 7,515
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	533	234
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (1,327)	£ (780)
Coverage ratio	0.388	0.329
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,167	£ 1,163
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	840	383
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (18,325)	£ (10,073)
Coverage ratio	0.081	0.071
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 19,932	£ 10,839
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	1,607	766
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (721)	£ (520)
Coverage ratio	0.053	0.044
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 761	£ 544
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	40	24
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (3,895)	£ (3,283)
Coverage ratio	0.219	0.137
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 4,987	£ 3,806
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	1,092	523
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (13,709)	£ (6,270)
Coverage ratio	0.033	0.034
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 14,184	£ 6,489
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	475	219
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (1,346)	£ (590)
Coverage ratio	0.11	0.164
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,512	£ 706
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	166	116
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (47)	£ (39)
Coverage ratio	0.113	0.188
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 53	£ 48
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	6	9
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (282)	£ (205)
Coverage ratio	0.282	0.326
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 393	£ 304
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	111	99
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (1,017)	£ (346)
Coverage ratio	0.046	0.023
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,066	£ 354
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	49	8
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (827)	£ (918)
Coverage ratio	0.144	0.161
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 966	£ 1,094
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	139	176
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (81)	£ (75)
Coverage ratio	0.069	0.085
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 87	£ 82
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	6	7
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (67)	£ (178)
Coverage ratio	0.649	0.476
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 191	£ 340
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	124	162
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ (679)	£ (665)
Coverage ratio	0.013	0.01
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 688	£ 672
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 9	£ 7